Property, Plant and Equipment (Schedule Of Original Cost Of Utility Plant In Service) (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Entity Information [Line Items]
Production	$ 3,942,052	$ 4,164,416
Transmission	487,527	461,245
Distribution	2,304,526	2,045,579
General plant	348,338	311,074
Total utility plant in service	7,082,443	6,982,314
Indianapolis Power And Light Company
Entity Information [Line Items]
Production	3,942,052	4,164,416
Transmission	487,527	461,245
Distribution	2,304,526	2,045,579
General plant	348,338	311,074
Total utility plant in service	$ 7,082,443	$ 6,982,314